Schedule I FINANCIAL INFORMATION OF PARENT COMPANY (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 492.4	$ 872.5	$ 833.2	$ 507.8
Restricted cash	216.6	142.5
Other current assets	77.9	34.4
Total current assets	2,086.0	2,412.4
Amounts due from related parties	67.6	94.1
Investments in affiliates and subsidiaries	454.2	545.9
Long-term prepayments	185.1	213.8
Long-term loans to suppliers		53.0
Restricted cash - non-current	21.7
Other non-current assets	47.1	51.7
TOTAL ASSETS	4,537.3	5,217.1
Current liabilities:
Amounts due to related parties	134.4	93.9
Other current liabilities	74.5	41.9
Total current liabilities	2,608.9	2,370.0
Convertible notes	580.9	551.2
Other non-current liabilities	167.3	155.8
Total liabilities	3,584.5	3,336.9
Equity:
Ordinary shares, par value $0.01, 500,000,000 shares authorized, 180,071,575 and 180,839,781 shares issued, respectively	1.8	1.8
Additional paid-in capital	1,148.0	1,134.8
Retained earnings	(365.0)	653.6
Other comprehensive reserve	161.6	77.5
Total Equity	952.80	1,880.20	1,612.80	1,234.40
TOTAL LIABILITIES AND EQUITY	4,537.3	5,217.1
SUNTECH POWER HOLDINGS CO., LTD.
Current assets:
Cash and cash equivalents	19.2	14.8	130.1	158.2
Restricted cash		27.9
Other current assets	0.4	0.3
Total current assets	19.6	43.0
Amounts due from related parties	1,522.6	1,490.4
Investments in affiliates and subsidiaries	411.8	1,051.3
Long-term prepayments		95.3
Long-term loans to suppliers		53.0
Restricted cash - non-current	21.7
Other non-current assets	5.4
TOTAL ASSETS	1,981.1	2,733.0
Current liabilities:
Amounts due to related parties	400.9	306.0
Current portion of convertible notes	3.8
Other current liabilities	47.2	5.9
Total current liabilities	451.9	311.9
Convertible notes	580.9	551.2
Other non-current liabilities	1.9	2.2
Total liabilities	1,034.7	865.3
Equity:
Ordinary shares, par value $0.01, 500,000,000 shares authorized, 180,071,575 and 180,839,781 shares issued, respectively	1.8	1.8
Additional paid-in capital	1,148.0	1,134.8
Retained earnings	(365.0)	653.6
Other comprehensive reserve	161.6	77.5
Total Equity	946.40	1,867.70	1,598.10	1,225.90
TOTAL LIABILITIES AND EQUITY	$ 1,981.1	$ 2,733.0